ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 19, 2016	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on August 26, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-693997), to the

(i)	Prospectus and Statement of Additional Information for AMG Managers Essex Small/Micro Cap Growth Fund, each dated October 1, 2015, as supplemented October 19, 2015 and July 28, 2016;

(ii)	Prospectus for AMG SouthernSun Small Cap Fund, dated February 1, 2016, as supplemented April 4, 2016 and July 28, 2016, and Statement of Additional Information for AMG SouthernSun Small Cap Fund, dated February 1, 2016, as supplemented July 28, 2016;

(iii)	Prospectus and Statement of Additional Information for AMG SouthernSun U.S. Equity Fund, each dated February 1, 2016, as supplemented July 28, 2016;

(iv)	Prospectus and Statement of Additional Information for AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund, and AMG Trilogy Emerging Wealth Equity Fund, each dated March 1, 2016, as supplemented July 1, 2016 and July 28, 2016; and

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(v)	Prospectus and Statement of Additional Information for AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund, each dated May 1, 2016, as supplemented July 28, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin